UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02790

Franklin California Tax-Free Income Fund
(Exact name of registrant as specified in charter)

_One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices)    (Zip code)

_Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end:_3/31

Date of reporting period:_9/30/10

Item 1. Reports to Stockholders.

SEPTEMBER 30, 2010

SEMIANNUAL REPORT
AND SHAREHOLDER LETTER

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TAX-FREE INCOME

Franklin California Tax-Free Income Fund

FRANKLIN TEMPLETON INVESTMENTS

Franklin · Templeton · Mutual Series

Semiannual Report

Franklin California

Tax-Free Income Fund

Your Fund’s Goal and Main Investments: Franklin California Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and California personal income taxes (for California residents) as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1

Credit Quality Breakdown*
Based on Total Long-Term Investments as of 9/30/10**

*Standard & Poor’s (S&P) is the primary independent rating agency, Moody’s is the secondary rating agency and Fitch is the tertiary rating agency. Securities not rated by an independent rating agency are assigned comparable internal ratings. Ratings for securities not rated by S&P are in the table below. The letter ratings are provided to indicate the creditworthiness of the Fund’s bond holdings and generally can range from AAA or Aaa (highest) to Below Investment Grade (lowest).

**Does not include short-term investments and other net assets.

Ratings	Moody’s	Fitch	Internal
AAA or Aaa	0.1%	—	1.1%
AA or Aa	0.4%	0.2%	—
A	0.9%	—	0.6%
BBB or Baa	1.9%	0.1%	0.6%
Below Investment Grade	—	0.2%	0.1%
Total	3.3%	0.5%	2.4%

We are pleased to bring you Franklin California Tax-Free Income Fund’s semiannual report for the period ended September 30, 2010.

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

4 | Semiannual Report

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 19.

Dividend Distributions[2]
Dividend per Share
Month	Class A	Class B	Class C	Advisor Class
April	2.70 cents	2.34 cents	2.36 cents	2.75 cents
May	2.70 cents	2.34 cents	2.36 cents	2.75 cents
June	2.70 cents	2.38 cents	2.39 cents	2.75 cents
July	2.70 cents	2.38 cents	2.39 cents	2.75 cents
August	2.70 cents	2.38 cents	2.39 cents	2.75 cents
September	2.70 cents	2.38 cents	2.39 cents	2.76 cents

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $6.99 on March 31, 2010, to $7.22 on September 30, 2010. The Fund’s Class A shares paid dividends totaling 16.20 cents per share for the reporting period.2 The Performance Summary beginning on page 10 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 4.30% based on an annualization of the 2.70 cent per share September dividend and the maximum offering price of $7.54 on September 30, 2010. An investor in the 2010 maximum combined effective federal and California personal income tax bracket of 41.21% would need to earn a distribution rate of 7.31% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class B, C and Advisor shares’ performance, please see the Performance Summary.

State Update

California’s historically robust economy, the eighth largest in the world, faced severe headwinds during the reporting period. The state weathered tax revenue declines, more than half of which were from personal income taxes. In addition, state lawmakers struggled to pass a budget, setting a record for the longest budget impasse in California history. High unemployment compounded state budget problems as well and placed pressure on California’s weak housing market. Correspondingly, construction suffered the greatest job losses during the reporting period as the supply of distressed homes increased and demand slowed with the expiration of a first-time home buyer tax credit. State government also shed a number of jobs and by September, unemployment stood at 12.4%, nearly three percentage points above the 9.6% national median.3

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

3. Source: Bureau of Labor Statistics.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Semiannual Report | 5

Governor Schwarzenegger announced a financial state of emergency late in the period and furloughed state workers for three days a month, affecting 150,000 workers.

In contrast, several sectors added jobs over the period, and California continued to benefit from some long-term positive trends. Mining and logging and professional and business services experienced job growth during the reporting period. In addition, California’s world-class universities and strong business links to the global economy helped offset job losses. With more than 50 Fortune 500 companies and many technology leaders, the state experienced international demand for its technology exports, supporting jobs in that sector as well.

California’s budget impasse was a major challenge for the state as local governments and school districts prepared for anticipated cuts to bridge a $19 billion budget shortfall for 2011.4 The governor pledged not to sign a budget without reforms to public pension, a cost that grew three times faster than state revenues over the past decade. Republicans along with the governor proposed cutting $12 billion in spending, including dismantling the state’s welfare program and eliminating most state-funded child care.5 Democrats countered with $5.9 billion in higher taxes and fees combined with a proposed $8 billion in spending cuts.5 State finance experts also predicted $6 billion in bond debt would be needed through November.5

Given the size of California’s budget, the state’s tax-supported debt was moderate at $2,362 per capita or 5.6% of personal income, compared with the $936 and 2.5% national medians.6 However, because California is implementing a long-term strategic plan with voter-authorized projects geared toward supporting ongoing economic growth, its debt burden is likely to increase in the next few years.

During the period, independent credit rating agency Moody’s Investors Service maintained its A rating of California’s general obligation bonds with a stable outlook.7 The rating and outlook reflected the budgetary shortfalls the state faced, as well as possible liquidity strains resulting from such shortfalls, particularly if the legislature fails to enact timely solutions.

Municipal Bond Market Overview

For the six months ended September 30, 2010, the municipal bond market posted strong results with a +5.51% total return as measured by the Barclays

4. Source: Moody’s Investors Service, “Moody’s Analytics, Precis U.S. State,” August 2010.

5. Source: www.businessweek.com, “California Budget ‘Framework’ Is Reached, Schwarzenegger Says,” 9/24/10. 6. Source: Moody’s Investors Service, “Special Comment: 2010 State Debt Medians Report,” May 2010.

7. This does not indicate Moody’s rating of the Fund.

6 | Semiannual Report

Capital (BC) Municipal Bond Index.8 Coupon payments generated 2.38% of the total return, and 3.13% came from bond price appreciation. This was historically strong six-month performance for municipal bonds. Fixed income investments generally produced robust results during the same six-month period, and the Treasury bond market returned +7.54% according to the BC U.S. Treasury Bond Index.9

Despite municipal bonds’ strength, many tax-free bonds retained their pre-tax yield advantage over Treasuries. As of period-end, the 4.59% yield of the BC Municipal Bond Index: Long Component exceeded the 3.37% yield of the BC U.S. Treasury Index: Long Component.10 Investors continued to purchase municipal bond mutual fund shares even though budgetary pressures at state and local levels and concerns regarding some issuers’ abilities to repay debt were well publicized. Many municipal bonds were re-rated during the period due to a changing economic landscape and reconciliation between corporate and municipal rating scales. Moody’s Investors Service and Fitch recalibrated ratings for many state and local government issuers to bring them in line with corporate and sovereign ratings. In some cases, these changes resulted in as much as a three-notch rating increase. Investor interest also increased for lower investment-grade and speculative-grade issues during the reporting period, which contributed to the BC Baa Municipal Bond Index’s +7.15% return and the BC Municipal Bond High Yield Index’s +7.78% return, compared with the BC Aaa Municipal Bond Index’s +4.41% total return.11

The American Recovery and Reinvestment Act of February 2009 allowed municipalities to issue taxable bonds and receive a 35% federal government subsidy for all coupon payments distributed to investors for the life of the bonds. Such bonds, however, are not part of the Fund’s tax-free portfolio. The subsidy enabled municipalities to borrow significantly below their after-tax cost in the

8. Source: © 2010 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The BC Municipal Bond Index is a market value-weighted index engineered for the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have at least one year to final maturity and be rated investment grade (Baa3/BBB- or higher) by at least two of the following agencies: Moody’s, Standard & Poor’s and Fitch.

9. Source: © 2010 Morningstar. The BC U.S. Treasury Index is the U.S. Treasury component of the U.S. Government Index and covers public obligations of the U.S. Treasury with a remaining maturity of one year or more.

10. Source: © 2010 Morningstar. The BC Municipal Bond Index: Long Component is the long (22+ years) component of the BC Municipal Bond Index. The BC U.S. Treasury Index: Long Component is the long component of the BC U.S. Treasury Index and covers public obligations of the U.S. Treasury with a remaining maturity of 10 years or more.

11. Source: © 2010 Morningstar. The BC Baa Municipal Bond Index is the Baa credit quality component of the BC Municipal Bond Index. The BC Municipal Bond High Yield Index consists of bonds that must be nonrated or rated Ba1 or below. They must have an outstanding par value of at least $3 million and be issued as part of a transaction of at least $20 million. The bonds must be dated after 12/31/90 and must be at least one year from their maturity date. The BC Aaa Municipal Bond Index is the Aaa credit quality component of the BC Municipal Bond Index.

Semiannual Report | 7

Portfolio Breakdown
9/30/10

% of Total
Long-Term Investments*

Prerefunded	19.9%
Transportation	18.1%
Hospital & Health Care	17.8%
General Obligation	14.4%
Utilities	11.9%
Subject to Government Appropriations	6.9%
Tax-Supported	5.4%
Higher Education	2.3%
Other Revenue	1.8%
Housing	1.5%

*Does not include short-term investments and other net assets.

traditional tax-exempt municipal bond market. In May 2010, the House of Representatives modified and approved certain provisions of the Act. If these modifications become law, municipalities would continue to receive a subsidy for their taxable borrowing at 32% starting in 2011 and 30% in 2012. Municipal bond new-issue supply rose 3.9% in the first half of 2010 compared with the first half of 2009.12 Notably, issuance of taxable municipals surged 157.8% while tax-free issuance fell 19.8% for the same period.12 This comparative shortage of tax-free supply, at a time when many observers believed taxes are likely to rise in the future, supported the municipal bond market’s performance. We continued to believe these new, subsidized, taxable municipal bonds, known as Build America Bonds, may suppress future supply of tax-exempt municipal bonds as long as the government permits their use.

Given the various ratings changes, the relatively steep yield curve, and the reduced tax-exempt supply during the reporting period, we looked for opportunities to keep the portfolio fully invested in longer term bonds.

Investment Strategy

We use a consistent, disciplined strategy in an effort to maximize tax-exempt income for our shareholders by seeking to maintain exposure to higher coupon securities. We generally employ a buy-and-hold approach and invest in securities we believe should provide the most relative value in the market. As we invest during different interest rate environments, the Fund’s portfolio becomes progressively more diversified with a broad range of securities. This broad diversification may help mitigate interest rate risk. We do not use leverage or exotic derivatives, nor do we use hedging techniques that could add volatility and contribute to underperformance in adverse markets. We generally stay fully invested to help maximize income distribution.

Manager’s Discussion

The mixture of our value-oriented philosophy of investing primarily for income and a positively sloping municipal yield curve favored the use of longer term bonds. Consequently, we sought to remain fully invested in bonds that ranged from 15 to 30 years in maturity with good call features. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

12. Source: Thomson Reuters.

8 | Semiannual Report

Thank you for your participation in Franklin California Tax-Free Income Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2010, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Semiannual Report | 9

Performance Summary as of 9/30/10

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information
Class A (Symbol: FKTFX)			Change	9/30/10	3/31/10
Net Asset Value (NAV)		+$	0.23	$7.22	$6.99
Distributions (4/1/10–9/30/10)
Dividend Income	$0.1620
Class B (Symbol: FCABX)			Change	9/30/10	3/31/10
Net Asset Value (NAV)		+$	0.23	$7.22	$6.99
Distributions (4/1/10–9/30/10)
Dividend Income	$0.1420
Class C (Symbol: FRCTX)			Change	9/30/10	3/31/10
Net Asset Value (NAV)		+$	0.23	$7.21	$6.98
Distributions (4/1/10–9/30/10)
Dividend Income	$0.1428
Advisor Class (Symbol: FCAVX)			Change	9/30/10	3/31/10
Net Asset Value (NAV)		+$	0.23	$7.21	$6.98
Distributions (4/1/10–9/30/10)
Dividend Income	$0.1651

10 | Semiannual Report

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Class A: 4.25% maximum initial sales charge; Class B: contingent deferred sales charge (CDSC) declining from 4% to 1% over six years, and eliminated thereafter; Class C: 1% CDSC in first year only; Advisor Class: no sales charges.

Class A		6-Month			1-Year		5-Year		10-Year
Cumulative Total Return[1]	+	5.68%		+	5.18%	+	24.46%	+	67.36%
Average Annual Total Return[2]	+	1.19%		+	0.70%	+	3.56%	+	4.83%
Distribution Rate[3]			4.30%
Taxable Equivalent Distribution Rate[4]			7.31%
30-Day Standardized Yield[5]			3.39%
Taxable Equivalent Yield[4]			5.77%
Total Annual Operating Expenses[6]			0.57%
Class B		6-Month			1-Year		5-Year		10-Year
Cumulative Total Return[1]	+	5.38%		+	4.72%	+	21.15%	+	59.79%
Average Annual Total Return[2]	+	1.38%		+	0.72%	+	3.57%	+	4.80%
Distribution Rate[3]			3.96%
Taxable Equivalent Distribution Rate[4]			6.74%
30-Day Standardized Yield[5]			2.99%
Taxable Equivalent Yield[4]			5.09%
Total Annual Operating Expenses[6]			1.13%
Class C		6-Month			1-Year		5-Year		10-Year
Cumulative Total Return[1]	+	5.40%		+	4.61%	+	21.07%	+	58.33%
Average Annual Total Return[2]	+	4.40%		+	3.61%	+	3.90%	+	4.70%
Distribution Rate[3]			3.98%
Taxable Equivalent Distribution Rate[4]			6.77%
30-Day Standardized Yield[5]			2.99%
Taxable Equivalent Yield[4]			5.09%
Total Annual Operating Expenses[6]			1.13%
Advisor Class[7]		6-Month			1-Year		5-Year		10-Year
Cumulative Total Return[1]	+	5.74%		+	5.28%	+	25.03%	+	68.50%
Average Annual Total Return[2]	+	5.74%		+	5.28%	+	4.57%	+	5.36%
Distribution Rate[3]			4.59%
Taxable Equivalent Distribution Rate[4]			7.81%
30-Day Standardized Yield[5]			3.63%
Taxable Equivalent Yield[4]			6.17%
Total Annual Operating Expenses[6]			0.48%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Semiannual Report | 11

Performance Summary (continued)

Endnotes

Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Since the Fund concentrates its investments in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. The Fund’s prospectus also includes a description of the main investment risks.

Class B: Class C:

These shares have higher annual fees and expenses than Class A shares.

Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. Distribution rate is based on an annualization of the respective class’s September dividend and the maximum offering price (NAV for Classes B, C and Advisor) per share on 9/30/10.

4. Taxable equivalent distribution rate and yield assume the published rates as of 6/28/10 for the maximum combined effective federal and California personal income tax rate of 41.21%, based on the federal income tax rate of 35.00%.

5. The 30-day standardized yield for the 30 days ended 9/30/10 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

6. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

7. Effective 10/1/01, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 10/1/01, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 9/30/01, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 10/1/01 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +53.22% and +4.86%.

12 | Semiannual Report

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 13

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Class A	Value 4/1/10	Value 9/30/10	Period* 4/1/10–9/30/10
Actual	$1,000	$1,056.80	$2.99
Hypothetical (5% return before expenses)	$1,000	$1,022.16	$2.94
Class B
Actual	$1,000	$1,053.80	$5.82
Hypothetical (5% return before expenses)	$1,000	$1,019.40	$5.72
Class C
Actual	$1,000	$1,054.00	$5.87
Hypothetical (5% return before expenses)	$1,000	$1,019.35	$5.77
Advisor Class
Actual	$1,000	$1,057.40	$2.53
Hypothetical (5% return before expenses)	$1,000	$1,022.61	$2.48

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.58%; B: 1.13%; C: 1.14%; and Advisor: 0.49%), multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

14 | Semiannual Report

Franklin California Tax-Free Income Fund

Financial Highlights

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 15

Franklin California Tax-Free Income Fund

Financial Highlights (continued)

16 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin California Tax-Free Income Fund

Financial Highlights (continued)

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 17

Franklin California Tax-Free Income Fund

Financial Highlights (continued)

Advisor Class	Six Months Ended September 30, 2010 (unaudited)	Year Ended March 31, 2010	2009	2008	2007	2006
Per share operating performance (for a share outstanding throughout the period)						
Net asset value, beginning of period	$6.98	$6.41	$6.98	$7.34	$7.25	$7.26
Income from investment operations[a]:						
Net investment income[b]	0.17	0.34	0.34	0.33	0.34	0.34
Net realized and unrealized gains (losses)	0.23	0.57	(0.58)	(0.36)	0.10	—[c]
Total from investment operations	0.40	0.91	(0.24)	(0.03)	0.44	0.34
Less distributions from:						
Net investment income	(0.17)	(0.34)	(0.33)	(0.33)	(0.34)	(0.34)
Net realized gains	—	—	—	—	(0.01)	(0.01)
Total distributions	(0.17)	(0.34)	(0.33)	(0.33)	(0.35)	(0.35)
Redemption fees[d]	—	—	—[c]	—[c]	—[c]	—[c]
Net asset value, end of period	$7.21	$6.98	$6.41	$6.98	$7.34	$7.25
Total return[e]	5.74%	14.47%	(3.49)%	(0.44)%	6.11%	4.73%
Ratios to average net assets[f]						
Expenses	0.49%	0.48%	0.48%	0.48%	0.49%	0.49%
Net investment income	4.67%	4.93%	5.01%	4.62%	4.61%	4.64%
Supplemental data						
Net assets, end of period (000's)	$470,373	$393,057	$223,502	$178,796	$122,456	$65,655
Portfolio turnover rate	1.52%	7.20%	11.01%	14.13%	8.02%	8.82%

18 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin California Tax-Free Income Fund

Statement of Investments, September 30, 2010 (unaudited)

	Principal Amount	Value
Municipal Bonds 95.4%
California 87.1%
ABAG Finance Authority for Nonprofit Corps. COP,
Butte Valley-Tulelake Rural Health, California Mortgage Insured, 6.65%, 10/01/22	$670,000	$671,501
California Mortgage Insured, 6.125%, 3/01/21	3,455,000	3,467,645
Episcopal Home Foundation, Refunding, 5.125%, 7/01/13	6,000,000	6,026,940
Episcopal Home Foundation, Refunding, 5.125%, 7/01/18	20,625,000	20,671,819
Home for Jewish Parents, California Mortgage Insured, 5.625%, 5/15/22	4,675,000	4,677,244
Lytton Gardens Inc., Refunding, California Mortgage Insured, 6.00%, 2/15/30	4,225,000	4,226,606
Odd Fellows Home, California Mortgage Insured, 6.00%, 8/15/24	5,525,000	5,542,735
Rhoda Haas Goldman Plaza, California Mortgage Insured, 5.125%, 5/15/23	5,000,000	5,003,300
ABAG Finance Authority for Nonprofit Corps. MFHR, Palo Alto Gardens Apartments, Series A,
5.45%, 4/01/39	5,500,000	5,218,510
ABAG Finance Authority for Nonprofit Corps. Revenue,
Channing House, California Mortgage Insured, 6.125%, 5/15/40	17,635,000	18,169,340
San Diego Hospital Assn., Series A, 6.125%, 8/15/20	21,960,000	22,292,694
San Diego Hospital Assn., Series C, 5.375%, 3/01/21	5,000,000	5,109,550
San Diego Hospital Assn., Sharp Healthcare, 6.25%, 8/01/39	17,500,000	19,627,125
St. Rose Hospital, Series A, California Mortgage Insured, 6.00%, 5/15/29	8,620,000	9,154,699
ABAG Revenue Tax Allocation, RDA Pool, Series A6, AGMC Insured, 5.375%, 12/15/25	1,075,000	1,075,839
ABAG Water and Wastewater Revenue, Pooled Financing Program, Refunding, Series A,
AGMC Insured, 5.30%, 10/01/21	5,450,000	5,455,014
Alameda Corridor Transportation Authority Revenue,
Capital Appreciation, sub. lien, Refunding, Series A, AMBAC Insured, zero cpn.,
10/01/29	20,000,000	5,958,200
Capital Appreciation, sub. lien, Refunding, Series A, AMBAC Insured, zero cpn.,
10/01/30	41,665,000	11,488,707
Capital Appreciation, sub. lien, Refunding, Series A, AMBAC Insured, zero cpn. to
10/01/12, 5.30% thereafter, 10/01/22	81,685,000	71,363,283
Capital Appreciation, sub. lien, Refunding, Series A, AMBAC Insured, zero cpn. to
10/01/12, 5.30% thereafter, 10/01/23	70,015,000	60,423,645
Capital Appreciation, sub. lien, Refunding, Series A, AMBAC Insured, zero cpn. to
10/01/12, 5.40% thereafter, 10/01/24	43,770,000	37,651,829
Capital Appreciation, sub. lien, Refunding, Series A, AMBAC Insured, zero cpn. to
10/01/12, 5.45% thereafter, 10/01/25	32,960,000	28,214,090
senior lien, Series A, NATL Insured, 5.00%, 10/01/29	24,490,000	24,489,755
Alameda County COP, Alameda County Medical Center Project, NATL Insured, ETM,
5.00%, 6/01/23	19,195,000	19,249,898
5.30%, 6/01/26	7,000,000	7,021,000
5.00%, 6/01/28	8,925,000	8,949,811
Alhambra USD, GO, Election of 2004, Series A, NATL RE, FGIC Insured, 5.00%,
8/01/29	13,025,000	13,677,813
Alvord USD, GO, Election of 2007, Series A, AGMC Insured, 5.00%, 8/01/32	11,625,000	12,112,901
Anaheim PFA Lease Revenue, Capital Appreciation, Public Improvements Project, Series C,
AGMC Insured, zero cpn.,
9/01/24	26,855,000	12,560,621
9/01/26	29,430,000	12,075,423
9/01/27	22,860,000	8,667,140
9/01/28	14,425,000	5,101,546
9/01/29	24,810,000	8,158,768

Semiannual Report | 19

Franklin California Tax-Free Income Fund

Statement of Investments, September 30, 2010 (unaudited) (continued)

20 | Semiannual Report

Franklin California Tax-Free Income Fund

Statement of Investments, September 30, 2010 (unaudited) (continued)

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
California Educational Facilities Authority Revenue, (continued)
Occidental College, Refunding, Series A, NATL Insured, 5.00%, 10/01/36	$7,275,000	$7,551,013
Pepperdine University, Refunding, Series A, AMBAC Insured, 5.00%, 12/01/35	7,720,000	8,032,274
Santa Clara University, Refunding, AMBAC Insured, zero cpn., 9/01/26	5,800,000	2,390,876
Stanford University, Refunding, Series O, 5.125%, 1/01/31	15,750,000	15,767,325
California Health Facilities Financing Authority Revenue,
Adventist Health System West, Series A, 5.75%, 9/01/39	18,000,000	18,828,180
Capital Appreciation, Kaiser Permanente, Series A, zero cpn, 10/01/11	13,970,000	13,883,386
Casa Colina, 6.125%, 4/01/32	10,300,000	10,358,607
Catholic Healthcare West, Refunding, Series A, 5.00%, 7/01/18	23,435,000	23,457,029
Catholic Healthcare West, Refunding, Series A, 5.00%, 7/01/28	117,175,000	117,191,404
Catholic Healthcare West, Refunding, Series A, 6.00%, 7/01/34	10,000,000	10,419,300
Catholic Healthcare West, Refunding, Series A, NATL Insured, 5.75%, 7/01/15	12,500,000	12,538,250
Catholic Healthcare West, Refunding, Series A, NATL Insured, 5.00%, 7/01/17	3,390,000	3,400,272
Catholic Healthcare West, Refunding, Series A, NATL Insured, 5.125%, 7/01/24	7,825,000	7,845,267
Catholic Healthcare West, Series G, 5.25%, 7/01/23	3,000,000	3,111,960
Cedars-Sinai Medical Center, 5.00%, 8/15/39	30,000,000	30,405,600
Cedars-Sinai Medical Center, Series A, NATL Insured, 5.125%, 8/01/17	8,355,000	8,381,820
Cedars-Sinai Medical Center, Series B, NATL Insured, 5.25%, 8/01/27	52,500,000	52,641,750
Children’s Hospital Los Angeles, Refunding, Series A, AGMC Insured, 5.25%,
7/01/38	10,000,000	10,252,100
Children’s Hospital of Orange County, Series A, 6.50%, 11/01/24	10,500,000	12,015,990
Children’s Hospital of Orange County, Series A, 6.25%, 11/01/29	13,870,000	15,206,236
Families First, Refunding, Series A, California Mortgage Insured, 6.00%, 12/01/25	9,500,000	9,530,875
Feedback Foundation Inc., Series A, California Mortgage Insured, 6.50%, 12/01/22	1,275,000	1,277,627
Health Facility, Valleycare, Series A, California Mortgage Insured, Pre-Refunded, 5.25%,
5/01/22	5,000,000	5,364,900
Hospital of the Good Samaritan, Refunding, 7.00%, 9/01/21	60,930,000	58,072,992
Insured Health Facility, Help Group, Series A, California Mortgage Insured, 6.10%,
8/01/25	12,905,000	12,997,013
Kaiser Permanente, Series A, AGMC Insured, ETM, 5.00%, 6/01/20	32,295,000	32,384,457
Kaiser Permanente, Series A, AGMC Insured, ETM, 5.00%, 6/01/24	136,775,000	137,133,350
Kaiser Permanente, Series A, ETM, 5.40%, 5/01/28	46,000,000	46,040,940
Kaiser Permanente, Series B, ETM, 5.40%, 5/01/28	80,000,000	80,071,200
Lucile Salter Packard Hospital, Series C, AMBAC Insured, 5.00%, 8/15/26	6,000,000	6,267,720
Marshall Hospital, Refunding, Series A, California Mortgage Insured, 5.30%,
11/01/28	4,860,000	4,875,989
Northern California Presbyterian, Refunding, 5.40%, 7/01/28	6,340,000	6,232,981
Paradise Valley Estates, Refunding, California Mortgage Insured, 5.125%, 1/01/22	6,610,000	6,797,327
Paradise Valley Estates, Refunding, California Mortgage Insured, 5.25%, 1/01/26	5,000,000	5,116,100
Pomona Valley Hospital, Refunding, Series A, NATL Insured, 5.625%, 7/01/19	8,500,000	8,525,245
Providence Health and Services, Series C, 6.25%, 10/01/28	4,000,000	4,531,320
Providence Health and Services, Series C, 6.50%, 10/01/38	6,500,000	7,378,280
Small Facilities Program, Refunding, Series A, NATL RE, FGIC Insured, 5.00%,
4/01/25	10,915,000	11,037,248
Southern California, Series A, California Mortgage Insured, 5.50%, 12/01/22	2,800,000	2,802,128
Sutter Health, Refunding, Series A, NATL Insured, 5.35%, 8/15/28	6,170,000	6,206,526
Sutter Health, Series A, 5.00%, 8/15/38	30,300,000	30,533,310

Semiannual Report | 21

Franklin California Tax-Free Income Fund

Statement of Investments, September 30, 2010 (unaudited) (continued)

22 | Semiannual Report

Franklin California Tax-Free Income Fund

Statement of Investments, September 30, 2010 (unaudited) (continued)

Principal Amount	Value
Municipal Bonds (continued)		
California (continued)		
California State GO, (continued)		
5.25%, 4/01/34	$ 20,000	$ 20,408
5.00%, 8/01/34	48,000,000	48,585,600
AGMC Insured, 5.50%, 4/01/19	540,000	549,947
AGMC Insured, 5.50%, 3/01/20	415,000	421,540
AMBAC Insured, 5.90%, 3/01/25	210,000	213,140
AMBAC Insured, 5.00%, 4/01/31	20,000	20,236
AMBAC Insured, Pre-Refunded, 5.00%, 4/01/31	29,980,000	34,393,056
FGIC Insured, 6.00%, 8/01/19	905,000	918,611
FGIC Insured, 5.625%, 10/01/26	6,345,000	6,426,406
NATL Insured, 6.00%, 8/01/24	990,000	1,002,969
Pre-Refunded, 5.25%, 10/01/23	9,250,000	9,250,000
Pre-Refunded, 5.25%, 4/01/27	4,995,000	5,782,612
Pre-Refunded, 5.00%, 2/01/29	13,000,000	13,791,310
Pre-Refunded, 5.25%, 2/01/29	310,000	330,104
Pre-Refunded, 5.25%, 4/01/29	5,580,000	6,449,364
Pre-Refunded, 5.25%, 2/01/30	140,000	149,079
Pre-Refunded, 5.25%, 4/01/32	9,835,000	10,553,053
Pre-Refunded, 5.25%, 4/01/34	19,980,000	23,130,446
Refunding, 5.625%, 9/01/24	255,000	258,458
Refunding, 5.25%, 2/01/29	33,690,000	34,552,973
Refunding, 5.25%, 2/01/30	29,860,000	30,395,987
Refunding, 5.25%, 4/01/32	165,000	167,952
Refunding, Series BR, 5.30%, 12/01/29	13,000,000	13,001,040
Various Purpose, 5.125%, 4/01/24	7,500,000	7,962,825
Various Purpose, 5.25%, 12/01/26	145,000	153,068
Various Purpose, 6.00%, 4/01/38	10,000,000	11,115,700
Various Purpose, 6.00%, 11/01/39	100,000,000	111,700,000
Various Purpose, Pre-Refunded, 5.25%, 12/01/26	12,770,000	14,818,053
Various Purpose, Refunding, 5.00%, 6/01/32	26,000,000	26,439,660
Various Purpose, Refunding, 6.00%, 3/01/33	25,000,000	28,217,000
Various Purpose, Refunding, 5.25%, 3/01/38	59,045,000	60,829,930
Various Purpose, Refunding, 5.50%, 3/01/40	25,000,000	26,642,250
Various Purpose, Refunding, AGMC Insured, 5.00%, 6/01/32	20,000,000	20,626,400
Various Purpose, Refunding, NATL Insured, 5.00%, 6/01/37	16,000,000	16,134,080
California State Local Government Finance Authority Revenue, Marin Valley Mobile, Series A, AGMC Insured, 5.85%, 10/01/27	5,955,000	5,977,153
California State Municipal Finance Authority Revenue, Eisenhower Medical Center, Series A, 5.75%, 7/01/40	7,000,000	7,209,720
California State Public Works Board Lease Revenue,		
California Science Center, Series A, 5.25%, 10/01/22	8,645,000	8,650,360
Department of Corrections, Series C, 5.00%, 6/01/24	12,225,000	12,459,842
Department of Corrections, Series C, 5.00%, 6/01/25	4,810,000	4,862,814
Department of Corrections, Series C, 5.25%, 6/01/28	25,475,000	25,902,216
Department of Mental Health, Coalinga, Series A, 5.00%, 6/01/25	12,000,000	12,130,920
Department of Mental Health, Coalinga, Series A, 5.125%, 6/01/29	56,500,000	56,889,850
Trustees of California State University, Refunding, Series A, 5.00%, 10/01/19	7,500,000	7,507,125

Semiannual Report | 23

Franklin California Tax-Free Income Fund

Statement of Investments, September 30, 2010 (unaudited) (continued)

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
California State Public Works Board Lease Revenue, (continued)
Various California Community Colleges Projects, Refunding, Series A, 5.90%,
4/01/17	$8,320,000	$8,344,378
Various Capital Projects, Series G-1, 5.75%, 10/01/30	100,000,000	107,322,000
Various Capital Projects, Series I, 6.375%, 11/01/34	50,000,000	55,116,500
Various Capital Projects, Sub-Series A-1, 6.00%, 3/01/35	10,000,000	10,719,300
California State University Revenue, Systemwide,
Refunding, Series A, AGMC Insured, 5.00%, 11/01/34	5,000,000	5,141,250
Refunding, Series C, NATL Insured, 5.00%, 11/01/30	15,490,000	16,383,773
Series A, AGMC Insured, 5.00%, 11/01/29	10,000,000	10,448,000
Series A, AMBAC Insured, 5.00%, 11/01/35	15,925,000	16,402,750
California Statewide CDA,
Assisted Living Facilities Revenue, Hollenbeck Palms/Magnolia Court, Series A,
Radian Insured, 4.60%, 2/01/37	5,010,000	4,501,836
COP, Children’s Hospital Los Angeles, 5.25%, 8/15/29	37,685,000	35,946,968
COP, NATL Insured, 5.00%, 4/01/18	7,000,000	6,729,380
COP, NATL Insured, 5.125%, 4/01/23	6,000,000	5,513,460
COP, Refunding, AGMC Insured, 5.50%, 8/15/31	9,000,000	9,008,640
COP, The Internext Group, 5.375%, 4/01/17	7,100,000	7,126,909
COP, The Internext Group, 5.375%, 4/01/30	67,480,000	65,770,057
MFHR, Borregas Court Project, Series J, GNMA Secured, 6.30%, 3/20/39	6,967,000	7,201,509
California Statewide CDA Revenue,
Catholic Healthcare West, Refunding, Series L, Assured Guaranty, 5.25%, 7/01/41	13,000,000	13,473,330
Catholic Healthcare West, Series A, 5.50%, 7/01/30	10,000,000	10,450,900
Catholic Healthcare West, Series E, 5.50%, 7/01/31	15,000,000	15,667,500
CHF-Irvine LLC, UCI East Campus Apartments, Phase II, 5.50%, 5/15/26	9,500,000	10,030,860
CHF-Irvine LLC, UCI East Campus Apartments, Phase II, 6.00%, 5/15/40	59,000,000	61,092,140
Daughters of Charity Health, Refunding, Series A, 5.25%, 7/01/24	6,000,000	5,861,820
Daughters of Charity Health, Refunding, Series A, 5.25%, 7/01/30	5,000,000	4,640,000
Daughters of Charity Health, Refunding, Series A, 5.25%, 7/01/35	13,900,000	12,547,113
Daughters of Charity Health, Refunding, Series A, 5.00%, 7/01/39	29,980,000	25,460,815
Daughters of Charity Health, Refunding, Series H, 5.25%, 7/01/25	3,545,000	3,428,192
East Campus Apartments LLC, Series A, ACA Insured, 5.50%, 8/01/22	11,000,000	11,093,830
East Campus Apartments LLC, Series A, ACA Insured, 5.625%, 8/01/34	25,000,000	25,064,250
Enloe Medical Center, California Mortgage Insured, 6.25%, 8/15/33	20,000,000	21,620,600
Enloe Medical Center, California Mortgage Insured, 5.75%, 8/15/38	36,500,000	37,850,865
Health Facility, Adventist Health, Series A, 5.00%, 3/01/30	6,300,000	6,304,662
Health Facility, Los Angeles Jewish Home for the Aging, California Mortgage Insured,
5.50%, 11/15/33	19,400,000	19,459,170
Health Facility, Memorial Health Services, Series A, 5.50%, 10/01/33	45,465,000	46,847,591
Henry Mayo Newhall Memorial Hospital, Series A, California Mortgage Insured, 5.00%,
10/01/37	5,000,000	4,884,150
Huntington Memorial Hospital, Refunding, 5.00%, 7/01/27	22,000,000	22,294,580
Huntington Memorial Hospital, Refunding, 5.00%, 7/01/35	50,000,000	49,715,000
Kaiser Permanente, Refunding, Series A, 4.75%, 4/01/33	24,590,000	24,123,282
Kaiser Permanente, Refunding, Series A, BHAC Insured, 5.00%, 4/01/31	10,000,000	10,346,900
Kaiser Permanente, Series A, 5.50%, 11/01/32	27,000,000	27,367,470

24 | Semiannual Report

Franklin California Tax-Free Income Fund

Statement of Investments, September 30, 2010 (unaudited) (continued)

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
California Statewide CDA Revenue, (continued)
Kaiser Permanente, Series B, 5.00%, 3/01/41	$39,980,000	$39,546,617
Kaiser Permanente, Series B, 5.25%, 3/01/45	177,235,000	178,385,255
Lodi Memorial Hospital, Series A, California Mortgage Insured, 5.00%, 12/01/37	20,000,000	19,534,000
Los Angeles Orthopedic Hospital Foundation, AMBAC Insured, 5.75%, 6/01/30	8,375,000	8,375,586
Methodist Hospital of Southern California Project, FHA Insured, 6.25%, 8/01/24	14,270,000	16,963,177
Methodist Hospital of Southern California Project, FHA Insured, 6.625%, 8/01/29	22,500,000	26,323,425
Methodist Hospital of Southern California Project, FHA Insured, 6.75%, 2/01/38	22,000,000	25,604,700
Mission Community, California Mortgage Insured, 5.375%, 11/01/21	7,670,000	7,848,941
Mission Community, California Mortgage Insured, 5.375%, 11/01/26	9,755,000	9,868,548
Refunding, California Mortgage Insured, 5.50%, 1/01/28	3,615,000	3,690,120
Series B, 5.625%, 8/15/42	51,000,000	51,628,320
St. Joseph Health System, Series B, FGIC Insured, 5.75%, 7/01/47	30,275,000	31,498,110
St. Joseph Health System, Series E, AGMC Insured, 5.25%, 7/01/47	15,300,000	15,899,913
Stovehaven Apartments Project, Series A, ACA Insured, 5.875%, 7/01/32	4,945,000	3,886,374
Sutter Health, Refunding, Series A, 5.00%, 11/15/43	103,300,000	103,618,164
Sutter Health, Series B, 5.25%, 11/15/48	15,000,000	15,253,200
Sutter Health, Series C, 5.00%, 11/15/38	23,925,000	24,104,437
California Statewide CDA Revenue COP,
Capital Appreciation, Hospital, Triad Health Care, California Mortgage Insured, ETM,
zero cpn., 8/01/11	3,115,000	3,093,351
CHFCLP Insured Health Facilities, Unihealth, Series A, AMBAC Insured, Pre-Refunded,
5.75%, 10/01/25	24,545,000	29,568,134
Southern California Development Corp., California Mortgage Insured, 6.10%,
12/01/15	1,495,000	1,500,771
California Statewide CDA Water and Wastewater Revenue, Pooled Financing Program,
Series A, AGMC Insured,
5.25%, 10/01/24	3,925,000	4,289,476
5.00%, 10/01/29	1,095,000	1,160,711
Pre-Refunded, 5.25%, 10/01/24	1,075,000	1,234,799
Pre-Refunded, 5.00%, 10/01/29	1,905,000	2,174,081
California Valley HFAR, Home Mortgage, NATL Insured, 5.65%, 2/01/27	3,285,000	3,292,950
Camarillo Community Development Commission Tax Allocation, Camarillo Corridor Project,
Refunding, AMBAC Insured, 5.00%, 9/01/36	7,800,000	7,006,818
Campbell RDA Tax Allocation, Central Campbell Redevelopment Project, Series A, 6.00%,
10/01/33	5,000,000	4,963,000
Campbell USD,
GO, Series A, NATL RE, FGIC Insured, 5.00%, 8/01/28	5,205,000	5,666,111
GO, Series E, AGMC Insured, 5.00%, 8/01/29	6,260,000	6,749,908
Series B, NATL RE, FGIC Insured, zero cpn., 8/01/20	5,000,000	3,223,350
Series B, NATL RE, FGIC Insured, zero cpn., 8/01/21	6,280,000	3,790,482
Capistrano University School CFD Special Tax, Number 90-2 Talega,
5.875%, 9/01/33	5,730,000	5,769,824
6.00%, 9/01/33	7,100,000	7,172,846
Carlsbad USD, GO, zero cpn. to 5/01/19, 6.00% thereafter, 5/01/34	14,000,000	8,994,300
Centinela Valley UHSD, GO, Refunding, Series A, NATL Insured, 5.50%, 8/01/33	15,630,000	16,487,931

Semiannual Report | 25

Franklin California Tax-Free Income Fund

Statement of Investments, September 30, 2010 (unaudited) (continued)

Principal Amount	Value
Municipal Bonds (continued)		
California (continued)		
Central California Joint Powers Health Financing Authority COP, Community Hospitals of Central California, Pre-Refunded,		
5.625%, 2/01/21	$ 6,750,000	$ 6,934,208
5.75%, 2/01/31	18,070,000	18,570,358
Cerritos Community College District GO, Election of 2004, Series B, NATL Insured, 5.00%, 8/01/31	16,580,000	17,671,959
Cerritos PFAR Tax Allocation, Redevelopment Project, Refunding, Series A, AMBAC Insured, 5.00%, 11/01/22	6,675,000	6,992,063
Chabot-Las Positas Community College District GO,		
Capital Appreciation Bonds, Series C, AMBAC Insured, zero cpn., 8/01/38	52,010,000	8,941,039
Capital Appreciation Bonds, Series C, AMBAC Insured, zero cpn., 8/01/39	54,045,000	8,672,061
Capital Appreciation Bonds, Series C, AMBAC Insured, zero cpn., 8/01/40	56,165,000	8,409,585
Election of 2004, Series B, AMBAC Insured, 5.00%, 8/01/31	11,500,000	12,103,635
Series B, AMBAC Insured, 5.00%, 8/01/30	17,330,000	18,276,565
Chaffey UHSD, GO,		
Series B, NATL RE, FGIC Insured, 5.00%, 8/01/25	6,510,000	6,595,672
Series C, AGMC Insured, 5.00%, 5/01/27	6,980,000	7,245,031
Chico RDA Tax Allocation, Chico Amended and Merged Redevelopment Project, AMBAC Insured, 5.00%, 4/01/32	5,000,000	4,846,300
Chula Vista COP, Cops Phase I, NATL Insured, 5.00%, 3/01/34	10,360,000	9,892,039
Chula Vista IDR, San Diego Gas and Electric Co.,		
Refunding, Series A, 5.875%, 2/15/34	17,500,000	20,282,150
Series A, 5.30%, 7/01/21	8,500,000	9,520,255
Series B, 5.50%, 12/01/21	14,000,000	14,919,800
Claremont RDA Tax Allocation, Consolidated Redevelopment Project, Refunding, 5.50%, 8/01/23	4,950,000	4,988,115
Colton Joint USD, GO, Election of 2001, Series B, NATL RE, FGIC Insured, 5.00%, 8/01/27	7,000,000	7,237,930
Commerce Joint Powers Financing Authority Revenue, Redevelopment Projects, Series B, Radian Insured, 5.125%, 8/01/35	7,705,000	6,679,310
Compton CRDA Tax Allocation, Redevelopment Project, second lien, Series B,		
5.70%, 8/01/30	10,000,000	10,187,300
6.00%, 8/01/35	11,160,000	11,416,568
6.00%, 8/01/42	10,000,000	10,132,200
Compton Sewer Revenue, 6.00%, 9/01/39	11,775,000	12,499,398
Compton USD, GO, AMBAC Insured, 5.00%, 6/01/29	5,660,000	5,828,102
Contra Costa Community College District GO, Election of 2002, NATL RE, FGIC Insured, 5.00%, 8/01/26	11,700,000	12,206,844
Contra Costa County COP, Merrithew Memorial Hospital Project, ETM, zero cpn., 11/01/15	6,810,000	6,322,404
Corcoran Hospital District Revenue, Series A, California Mortgage Insured, 6.55%, 7/01/12	265,000	265,994
Corona-Norco USD, PFA Special Tax Revenue, Series A, 5.40%, 9/01/35	7,140,000	6,838,192
Coronado CDA Tax Allocation, Coronado Community Development Project, Refunding, NATL Insured, 5.00%, 9/01/34	6,115,000	6,039,113
Cudahy RDA Tax Allocation, Refunding, Series C, 6.00%, 10/01/27	6,365,000	6,727,805
Daly City Housing Development Finance Agency Mobile Home Park Revenue, Franciscan Mobile Home Park Acquisition Project, senior bond, Refunding, Series A, 5.00%, 12/15/47	20,645,000	18,596,603

26 | Semiannual Report

Franklin California Tax-Free Income Fund

Statement of Investments, September 30, 2010 (unaudited) (continued)

Semiannual Report | 27

Franklin California Tax-Free Income Fund

Statement of Investments, September 30, 2010 (unaudited) (continued)

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Foothill/Eastern Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, 5.80%, 1/15/20	$49,500,000	$50,858,775
Capital Appreciation, Refunding, 5.85%, 1/15/23	10,000,000	10,271,100
Capital Appreciation, Refunding, 5.875%, 1/15/26	30,000,000	30,963,600
Capital Appreciation, Refunding, 5.875%, 1/15/27	80,835,000	81,904,447
Capital Appreciation, Refunding, 5.875%, 1/15/28	80,500,000	81,784,780
Capital Appreciation, Refunding, 5.875%, 1/15/29	112,230,000	113,561,048
Capital Appreciation, Refunding, zero cpn., 1/15/21	51,180,000	26,946,270
Capital Appreciation, Refunding, zero cpn., 1/15/25	57,000,000	22,399,290
Capital Appreciation, Refunding, zero cpn., 1/15/30	98,460,000	25,893,011
Capital Appreciation, Refunding, zero cpn., 1/15/31	14,635,000	3,542,255
Capital Appreciation, Refunding, zero cpn., 1/15/32	100,000,000	22,337,000
Capital Appreciation, Refunding, zero cpn., 1/15/33	132,460,000	28,114,635
Capital Appreciation, Refunding, zero cpn., 1/15/34	100,000,000	19,185,000
Capital Appreciation, Refunding, zero cpn., 1/15/35	20,000,000	3,549,200
Capital Appreciation, Refunding, zero cpn., 1/15/36	182,160,000	29,958,034
Capital Appreciation, Refunding, zero cpn., 1/15/37	170,615,000	25,993,195
Capital Appreciation, Refunding, zero cpn., 1/15/38	160,560,000	22,592,398
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/22	30,835,000	21,918,751
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/23	5,765,000	3,937,264
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/24	72,045,000	46,954,608
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/28	2,000,000	1,077,540
Refunding, 5.75%, 1/15/40	395,510,000	386,168,054
senior lien, Series A, 5.00%, 1/01/35	15,955,000	14,151,766
senior lien, Series A, ETM, zero cpn., 1/01/25	20,660,000	12,873,246
senior lien, Series A, ETM, zero cpn., 1/01/26	23,475,000	13,980,536
senior lien, Series A, ETM, zero cpn., 1/01/27	15,000,000	8,525,100
senior lien, Series A, ETM, zero cpn., 1/01/29	35,310,000	18,060,006
Fremont GO, Election of 2002, Fire Safety Project, Series B, NATL RE, FGIC Insured, 5.00%,
8/01/34	7,235,000	7,551,676
Fremont USD Alameda County GO, Election of 2002, Series B, AGMC Insured, 5.00%,
8/01/28	10,000,000	10,655,200
Fresno Joint Powers Financing Authority Lease Revenue, Master Lease Projects, Series A,
6.375%, 4/01/39	25,415,000	27,389,237
Glendale Community College District GO, NATL RE, FGIC Insured, zero cpn., 8/01/28	15,000,000	6,204,000
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue,
Asset-Backed, Refunding, Series A, FGIC Insured, 5.00%, 6/01/45	20,000,000	18,840,200
Asset-Backed, Senior Series A-1, 5.125%, 6/01/47	5,000,000	3,423,400
Asset-Backed, Senior Series A-1, 5.75%, 6/01/47	77,500,000	58,722,525
Enhanced, Asset-Backed, Refunding, Series A, 5.00%, 6/01/45	34,000,000	32,028,340
Enhanced, Asset-Backed, Refunding, Series A, Radian Insured, 5.00%, 6/01/45	30,000,000	28,260,300
Enhanced, Asset-Backed, Series A, AGMC Insured, 5.00%, 6/01/35	50,000,000	50,555,000
Enhanced, Asset-Backed, Series B, Pre-Refunded, 5.50%, 6/01/33	15,000,000	16,886,700
Enhanced, Asset-Backed, Series B, Pre-Refunded, 5.625%, 6/01/38	138,000,000	155,810,280
Enhanced, Asset-Backed, Series B, Pre-Refunded, 5.50%, 6/01/43	57,000,000	64,169,460
Enhanced, Series A, AMBAC Insured, 5.00%, 6/01/45	14,085,000	13,268,211
Refunding, AGMC Insured, 5.00%, 6/01/45	30,000,000	29,608,500
Series A-1, Pre-Refunded, 6.75%, 6/01/39	5,290,000	6,128,994

28 | Semiannual Report

Franklin California Tax-Free Income Fund

Statement of Investments, September 30, 2010 (unaudited) (continued)

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Hartnell Community College District GO,
Capital Appreciation, Election of 2002, zero cpn. to 8/01/22, 6.125% thereafter,
8/01/33	$20,000,000	$10,061,200
Election of 2002, Series A, NATL Insured, Pre-Refunded, 5.00%, 8/01/27	5,020,000	5,635,653
Hawaiian Gardens RDA Tax Allocation, Project No. 1, ETM, 8.00%, 12/01/10	845,000	854,861
Hawthorne School District GO, Capital Appreciation, Election of 2004, Series C,
Assured Guaranty, zero cpn., 8/01/48	37,665,000	3,489,286
Huntington Beach City and School District, Capital Appreciation, Election of 2002, Series A,
NATL RE, FGIC Insured, zero cpn., 8/01/28	10,005,000	3,830,614
Huntington Beach UHSD, GO, Election of 2004, AGMC Insured, 5.00%, 8/01/29	11,000,000	11,726,990
Imperial Irrigation District Electric Revenue, System, Refunding, BHAC Insured, 5.125%,
11/01/38	4,800,000	5,145,312
Indio Water Authority Water Revenue, AMBAC Insured, 5.00%, 4/01/36	15,520,000	15,893,566
Inland Empire Solid Waste Financing Authority Revenue, Landfill Improvement Financing
Project, Series B, AGMC Insured, ETM, 6.25%, 8/01/11	1,100,000	1,119,536
Inland Empire Tobacco Securitization Authority Tobacco Settlement Revenue,
Capital Appreciation, Series B, zero cpn. to 12/01/11, 5.75% thereafter, 6/01/26	35,000,000	26,151,650
Intercommunity Hospital Financing Authority COP, Northbay Healthcare System, Refunding,
ACA Insured, 5.25%, 11/01/19	10,550,000	10,549,894
Irvine 1915 Act Special Assessment, Limited Obligation,
AD No. 00-18, Group 4, 5.375%, 9/02/26	2,500,000	2,490,600
AD No. 03-19, Group 2, Refunding, 5.45%, 9/02/23	2,000,000	2,024,420
AD No. 03-19, Group 2, Refunding, 5.50%, 9/02/29	4,295,000	4,254,928
Irvine USD Financing Authority Special Tax, Series A,
5.00%, 9/01/26	2,865,000	2,749,483
5.125%, 9/01/36	10,585,000	9,528,194
Kaweah Delta Health Care District GO, Election of 2003, NATL Insured, 5.00%, 8/01/34	16,500,000	16,183,530
Kern Community College District COP, AMBAC Insured, 5.00%, 3/01/34	15,000,000	15,334,500
Kern County Board of Education COP, Refunding, Series A, NATL Insured, 5.20%,
5/01/28	3,150,000	3,154,316
Kern High School District GO, Election of 1990, Series E, NATL RE, FGIC Insured, 5.125%,
8/01/33	5,275,000	5,419,060
La Mirada SFMR, MBS, Series A, GNMA Secured, 7.65%, 4/01/24	45,000	47,867
La Palma Community Development Commission Tax Allocation, La Palma Community
Development Project No. 1, Refunding, 6.10%, 6/01/22	1,915,000	1,919,749
La Quinta RDA Tax Allocation, Redevelopment Project Area No. 1, AMBAC Insured, 5.125%,
9/01/32	10,825,000	10,875,769
Laguna Beach USD, CFD Special Tax No. 98-1, 5.375%, 9/01/34	5,375,000	4,825,621
Lake Elsinore PFA Tax Allocation Revenue, Series A,
5.50%, 9/01/30	15,550,000	15,550,466
Assured Guaranty, 5.25%, 9/01/33	10,065,000	10,545,704
Lancaster RDA, RMR, Los Angeles County, Series A, ETM, 10.125%, 9/01/16	5,000	7,411
Lawndale RDA Tax Allocation, Economic Revitalization Project, Assured Guaranty, 5.50%,
8/01/39	10,280,000	10,806,953
Lemon Grove CDA Tax Allocation, Refunding, 5.75%, 8/01/28	7,650,000	7,665,223
Local Medical Facilities Financing Authority COP, California Mortgage Insured, 7.55%,
3/01/20	735,000	736,867

Semiannual Report | 29

Franklin California Tax-Free Income Fund

Statement of Investments, September 30, 2010 (unaudited) (continued)

		Principal Amount	Value
	Municipal Bonds (continued)
	California (continued)
	Loma Linda Hospital Revenue, Loma Linda University Medical Center, Series A,
	5.00%, 12/01/23	$9,200,000	$8,881,128
	8.25%, 12/01/38	35,000,000	40,456,150
	Long Beach Bond Finance Authority Lease Revenue, Aquarium of the Pacific Project,
	Refunding, AMBAC Insured, 5.00%, 11/01/26	20,000,000	19,781,600
	Long Beach Bond Finance Authority Natural Gas Purchase Revenue, Series A,
	5.50%, 11/15/28	8,000,000	8,347,920
	5.00%, 11/15/29	17,465,000	17,189,577
	5.50%, 11/15/30	5,000,000	5,141,250
	5.00%, 11/15/35	69,800,000	66,721,122
	5.50%, 11/15/37	35,000,000	35,593,250
	Long Beach California Board Finance Authority Lease Revenue, Temple and Willow Facility,
	Refunding, Series B, NATL Insured, 5.00%, 10/01/27	14,935,000	14,939,929
	Los Angeles Community College District GO,
	Election of 2001, Series A, NATL RE, FGIC Insured, 5.00%, 8/01/32	21,500,000	22,758,180
	Series A, NATL Insured, Pre-Refunded, 5.00%, 6/01/26	59,275,000	61,560,644
	Los Angeles COP, Department of Public Social Services, Series A, AMBAC Insured, 5.50%,
	8/01/24	4,000,000	4,022,920
	8/01/31	5,000,000	5,025,900
	Los Angeles County COP, Series 1992, California Mortgage Insured, 6.625%, 7/01/22	795,000	796,208
	Los Angeles County Infrastructure and Economic Development Bank Revenue, County
	Department of Public Social Services, AMBAC Insured, 5.00%, 9/01/35	7,765,000	6,827,143
	Los Angeles County MTA Sales Tax Revenue, Proposition A, Senior Series A, AGMC Insured,
Pre	-Refunded, 5.00%, 7/01/24	5,000,000	5,225,100
	Los Angeles County Sanitation Districts Financing Authority Revenue, Capital Projects,
	District No. 14, Series B, NATL RE, FGIC Insured, 5.00%, 10/01/30	7,000,000	7,284,830
	District No. 14, Series B, NATL RE, FGIC Insured, 5.00%, 10/01/34	25,820,000	26,518,689
	Series A, NATL Insured, 5.00%, 10/01/34	7,110,000	7,206,980
	Los Angeles CRDA, Financing Authority Revenue, Pooled Financing, Beacon Normandie,
	Series B, 6.625%, 9/01/14	360,000	361,062
	Los Angeles Department of Airports Airport Revenue,
	Los Angeles International Airport, Subordinated, Refunding, Series C, 5.125%,
	5/15/33	16,000,000	16,805,920
	Series A, 5.00%, 5/15/34	18,500,000	19,368,760
	Series A, 5.25%, 5/15/39	14,000,000	14,803,460
	Los Angeles Department of Water and Power Revenue,
	Power System, Series A, Sub Series A-1, 5.25%, 7/01/38	10,000,000	10,741,700
	Power System, Series A, Sub Series A-1, AGMC Insured, 5.00%, 7/01/31	10,000,000	10,524,200
	Power System, Series A, Sub Series A-1, AGMC Insured, 5.00%, 7/01/35	63,435,000	66,228,677
	Power System, Series A, Sub Series A-1, AMBAC Insured, 5.00%, 7/01/37	12,345,000	12,985,212
	Power System, Series B, AGMC Insured, 5.00%, 7/01/28	10,575,000	11,296,321
	Refunding, Series A, Sub Series A-2, 5.00%, 7/01/30	7,000,000	7,443,030
	Series A, Sub Series A-2, NATL Insured, 5.00%, 7/01/23	6,550,000	7,133,212
	Los Angeles Department of Water and Power Waterworks Revenue, System, Series A,
	Sub Series A-1, AMBAC Insured, 5.00%, 7/01/36	14,385,000	15,115,326
	Sub Series A-1, AMBAC Insured, 5.00%, 7/01/38	18,000,000	19,031,220
	Sub Series A-2, AMBAC Insured, 5.00%, 7/01/44	38,000,000	39,629,820

30 | Semiannual Report

Franklin California Tax-Free Income Fund

Statement of Investments, September 30, 2010 (unaudited) (continued)

Semiannual Report | 31

Franklin California Tax-Free Income Fund

Statement of Investments, September 30, 2010 (unaudited) (continued)

			Principal Amount	Value
		Municipal Bonds (continued)
		California (continued)
		Murrieta Valley USD,
		GO, AGMC Insured, 4.50%, 9/01/28	$5,300,000	$5,375,207
		PFA, Special Tax Revenue, Series A, NATL RE, FGIC Insured, 5.00%, 9/01/37	6,975,000	6,996,762
		Natomas USD, GO, Election of 2006, BHAC Insured, 5.00%, 8/01/32	16,450,000	17,463,155
		Needles PFAR Tax Allocation, Redevelopment Project, Series A, 7.50%, 8/15/22	1,260,000	1,261,462
		New Haven USD, GO, Capital Appreciation, Series C, NATL RE, FGIC Insured, zero cpn.,
		8/01/23	14,700,000	7,535,367
		Norco RDA Tax Allocation, Area No. 1, Refunding, NATL Insured, 5.125%, 3/01/30	8,515,000	8,437,088
		Northern California Power Agency Public Power Revenue, Hydroelectric Project No. 1,
		Refunding, Series A, NATL Insured,
		5.00%, 7/01/28	12,510,000	12,515,629
		5.20%, 7/01/32	12,930,000	12,931,293
		Oakland GO, Series B, 6.25%, 1/15/39	10,045,000	11,225,790
		Oakland USD Alameda County GO, 6.125%, 8/01/29	7,225,000	7,982,975
		Oceanside USD, GO, Election of 2000, Series D, NATL RE, FGIC Insured, 5.00%,
		8/01/29	5,755,000	5,936,167
		8/01/33	5,590,000	5,639,919
		Orange County CFD No. 2003-1 Special Tax, Ladera Ranch, Series A,
		5.50%, 8/15/24	1,100,000	1,101,067
		5.60%, 8/15/28	3,250,000	3,255,688
		5.625%, 8/15/34	5,000,000	4,906,300
		Orange County CFD No. 2004-1 Special Tax, Ladera Ranch, Series A,
		5.15%, 8/15/29	6,405,000	6,121,707
		5.20%, 8/15/34	11,000,000	10,313,930
		Orange County Water District Revenue COP, Series B, NATL Insured,
		5.00%, 8/15/28	22,950,000	24,224,413
		5.00%, 8/15/34	19,435,000	20,172,947
		ETM, 5.00%, 8/15/34	4,140,000	4,962,701
		Oxnard Harbor District Revenue, ACA Insured, 5.60%, 8/01/19	10,820,000	10,943,997
		Palmdale CRDA Tax Allocation, Merged Redevelopment Project Areas,
		Refunding, NATL Insured, 5.00%, 9/01/34	6,980,000	6,527,347
		sub. lien, AMBAC Insured, 5.50%, 12/01/29	2,900,000	2,946,632
		Palo Verde Community College District COP, AMBAC Insured, 5.50%, 1/01/37	21,000,000	22,203,930
		Palomar Pomerado Health Care District COP, 6.75%, 11/01/39	30,000,000	33,167,700
		Palomar Pomerado Health GO, Convertible Capital Appreciation, Election of 2004, Series A,
		Assured Guaranty, zero cpn. to 8/01/19, 7.00% thereafter, 8/01/38	36,000,000	24,383,880
		Peralta Community College District GO, Election of 2000, Series C, NATL Insured, 5.00%,
		8/01/31	4,105,000	4,268,872
		8/01/34	6,920,000	7,176,317
		Perris PFAR Tax Allocation, Series A, 5.75%, 10/01/31	5,000,000	5,084,850
		Perris SFMR, Series A, GNMA Secured, ETM, zero cpn., 6/01/23	19,095,000	12,111,386
		Perris Special Tax, CFD No. 91-1, 8.75%, 9/01/21	4,545,000	4,589,177
		Port Hueneme RDA Tax Allocation, R-76 Project, Refunding, 6.50%, 5/01/23	2,185,000	2,189,698
		Port of Oakland Revenue,
		Refunding, Series L, NATL RE, FGIC Insured, 5.375%, 11/01/27	4,440,000	4,507,088
		Series L, NATL RE, FGIC Insured, Pre-Refunded, 5.375%, 11/01/27	560,000	611,570
		Porterville COP, Infrastructure Financing Project, Refunding, AMBAC Insured, 5.00%,
		7/01/30	7,420,000	7,336,896
		7/01/36	6,535,000	6,130,091

32	|	Semiannual Report

Franklin California Tax-Free Income Fund

Statement of Investments, September 30, 2010 (unaudited) (continued)

Semiannual Report | 33

Franklin California Tax-Free Income Fund

Statement of Investments, September 30, 2010 (unaudited) (continued)

Franklin California Tax-Free Income Fund

Statement of Investments, September 30, 2010 (unaudited) (continued)

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Sacramento County Sanitation District Financing Authority Revenue, (continued)
Sacramento Regional County Sanitation District, NATL RE, FGIC Insured, 5.00%,
12/01/30	$10,000,000	$10,662,700
Sacramento Regional County Sanitation District, NATL RE, FGIC Insured, 5.00%,
12/01/36	61,095,000	63,904,759
Sacramento Regional County Sanitation District, Series A, AMBAC Insured, Pre-Refunded,
5.00%, 12/01/35	40,000,000	46,709,600
Sacramento MUD Electric Revenue,
Refunding, Series T, NATL RE, FGIC Insured, 5.00%, 5/15/30	9,095,000	9,416,144
Series N, NATL Insured, 5.00%, 8/15/28	63,500,000	64,319,785
sub. lien, Refunding, 8.00%, 11/15/10	6,355,000	6,387,029
Sacramento USD, COP, Refunding, NATL Insured, 5.00%, 3/01/31	6,000,000	6,008,340
Saddleback Valley USD, GO,
AGMC Insured, 5.00%, 8/01/27	4,680,000	4,992,764
AGMC Insured, 5.00%, 8/01/29	4,335,000	4,565,535
Election of 2004, Series A, NATL Insured, 4.50%, 8/01/30	5,250,000	5,314,313
Salida Area Public Facilities Financing Agency CFD No. 1988-1 Special Tax, Refunding,
AGMC Insured, 5.25%, 9/01/28	6,800,000	6,802,992
San Bernardino Community College District GO, Election of 2008, Series B, zero cpn.,
8/01/48	47,640,000	4,890,722
San Bernardino County COP, Medical Center Financing Project, Refunding, 5.00%,
8/01/26	13,045,000	13,045,000
San Bernardino County Housing Authority MFMR,
Sequoia Plaza Mobil Home, GNMA Secured, 6.75%, 4/20/41	6,920,000	7,316,032
Series A, GNMA Secured, 6.70%, 3/20/43	3,345,000	3,619,926
San Bernardino Joint Powers Financing Authority Lease Revenue, City Hall Project,
Refunding, NATL Insured, 5.70%, 1/01/23	6,315,000	6,323,146
San Carlos School District GO, Election of 2005, Series A, NATL Insured, 5.00%,
10/01/26	5,070,000	5,549,318
10/01/30	9,820,000	10,505,534
San Diego Community College District GO, Election of 2002, Capital Appreciation, zero cpn.
to 8/01/19, 6.00% thereafter, 8/01/33	26,880,000	17,213,952
San Diego County COP,
5.125%, 7/01/40	15,000,000	15,269,400
NATL Insured, 5.00%, 8/15/28	24,000,000	23,998,560
San Diego County Water Authority Water Revenue COP, Series A,
AGMC Insured, 5.00%, 5/01/34	106,705,000	111,392,551
NATL Insured, 5.00%, 5/01/25	12,440,000	13,051,799
San Diego Public Facilities Financing Authority Water Revenue,
NATL Insured, 5.00%, 8/01/26	12,210,000	12,650,415
Subordinated, Refunding, NATL Insured, 5.00%, 8/01/32	20,000,000	20,431,800
San Diego RDA Tax Allocation, Horton Project, Refunding, Series A, AGMC Insured, 6.00%,
11/01/15	4,405,000	4,419,933
San Diego USD, GO,
Capital Appreciation Bond, Series A, NATL RE, FGIC Insured, zero cpn., 7/01/21	12,160,000	7,492,870
Capital Appreciation Bond, Series A, NATL RE, FGIC Insured, zero cpn., 7/01/22	8,440,000	4,903,387
Capital Appreciation Bond, Series A, NATL RE, FGIC Insured, zero cpn., 7/01/23	11,120,000	6,122,450
Capital Appreciation, Election of 2008, Series A, zero cpn. to 7/01/19, 6.00% thereafter,
7/01/33	104,505,000	67,392,139

	Semiannual Report | 35

Franklin California Tax-Free Income Fund

Statement of Investments, September 30, 2010 (unaudited) (continued)

			Principal Amount	Value
		Municipal Bonds (continued)
		California (continued)
		San Diego USD, GO, (continued)
		Election of 1998, Series D, FGIC Insured, 5.00%, 7/01/27	$16,000,000	$17,143,520
		Election of 1998, Series E, AGMC Insured, 5.00%, 7/01/28	10,000,000	11,069,300
		Series C, AGMC Insured, 5.00%, 7/01/26	6,490,000	6,822,353
		Series C, zero cpn. to 6/30/30, 6.625% thereafter, 7/01/49	79,500,000	25,832,730
		San Francisco BART District GO, Election of 2004, Series B, 5.00%, 8/01/32	28,000,000	30,598,960
		San Francisco BART District Sales Tax Revenue, AGMC Insured, 5.00%,
		7/01/31	10,000,000	10,564,000
		7/01/36	6,760,000	7,087,928
		San Francisco City and County Airports Commission International Airport Revenue,
		Issue 32G, Refunding, Second Series, NATL RE, FGIC Insured, 4.50%, 5/01/28	7,500,000	7,532,775
		Issue 32G, Refunding, Second Series, NATL RE, FGIC Insured, 4.50%, 5/01/32	5,260,000	5,252,636
		Refunding, Second Series 28A, NATL Insured, 5.125%, 5/01/32	26,290,000	26,353,885
		Refunding, Second Series 28B, NATL Insured, 5.00%, 5/01/27	5,050,000	5,166,302
		San Francisco City and County COP, 30 Van Ness Avenue Property, Series A, NATL Insured,
		5.00%, 9/01/31	5,805,000	5,837,218
		San Francisco City and County RDA, Hotel Tax Revenue, AGMC Insured, 6.75%, 7/01/25	315,000	316,030
		San Jacinto USD, COP, Refunding, AGMC Insured, 5.375%, 9/01/40	12,000,000	12,499,920
		San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
		Capital Appreciation, Refunding, Series A, 5.60%, 1/15/16	19,500,000	20,209,020
		Capital Appreciation, Refunding, Series A, 5.65%, 1/15/17	17,000,000	17,457,980
		Capital Appreciation, Refunding, Series A, 5.70%, 1/15/19	57,000,000	57,796,860
		Capital Appreciation, Refunding, Series A, 5.75%, 1/15/23	80,000,000	80,064,000
		Capital Appreciation, Refunding, Series A, 5.75%, 1/15/24	80,000,000	79,844,800
		Refunding, Series A, 5.50%, 1/15/28	247,300,000	231,564,301
		Refunding, Series A, NATL Insured, 5.375%, 1/15/29	85,500,000	79,787,745
		Refunding, Series A, NATL Insured, 5.25%, 1/15/30	21,000,000	19,190,430
		senior lien, 5.00%, 1/01/33	82,040,000	69,277,858
		senior lien, ETM, zero cpn., 1/01/25	5,700,000	3,551,670
		senior lien, ETM, zero cpn., 1/01/28	33,545,000	18,073,040
		senior lien, ETM, zero cpn., 1/01/29	37,050,000	18,949,963
		senior lien, Refunding, Series A, 5.65%, 1/15/18	60,000,000	61,116,000
		senior lien, Refunding, Series A, 5.70%, 1/15/20	80,000,000	80,644,000
		senior lien, Refunding, Series A, 5.75%, 1/15/22	90,000,000	90,072,000
		San Jose Airport Revenue,
		Refunding, Series A, NATL RE, FGIC Insured, 5.00%, 3/01/31	11,000,000	11,026,290
		Refunding, Series B, AMBAC Insured, 5.00%, 3/01/37	65,000,000	66,389,700
		Series D, NATL Insured, 5.00%, 3/01/28	10,000,000	10,295,800
		San Jose Financing Authority Lease Revenue,
		Civic Center Project, Refunding, Series A, AMBAC Insured, 5.00%, 6/01/39	20,885,000	21,632,056
		Civic Center Project, Series B, AMBAC Insured, 5.00%, 6/01/27	46,400,000	48,015,648
		Refunding, Series F, NATL Insured, 5.00%, 9/01/21	14,045,000	14,533,204
		Refunding, Series F, NATL Insured, 5.00%, 9/01/22	14,730,000	15,226,990
		San Jose Financing Authority Revenue, Fourth and San Fernando Parking Facility, Series A,
		AMBAC Insured, 5.00%, 9/01/24	5,000,000	5,102,500
		San Jose GO,
		Libraries, Parks and Public Safety Projects, 5.00%, 9/01/28	11,600,000	12,178,144
		Libraries, Parks and Public Safety Projects, NATL Insured, 5.00%, 9/01/34	15,820,000	16,429,703
		Libraries and Parks Projects, NATL Insured, 5.00%, 9/01/36	35,150,000	37,456,894

36	|	Semiannual Report

Franklin California Tax-Free Income Fund

Statement of Investments, September 30, 2010 (unaudited) (continued)

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
San Jose RDA, MFHR, Miraido Village, Series A, GNMA Secured, 5.75%, 7/20/38	$7,110,000	$7,101,468
San Jose RDA Tax Allocation,
Housing Set-Aside Merged Area, Series E, NATL Insured, 5.85%, 8/01/27	7,325,000	7,330,787
Merged Area Redevelopment Project, Refunding, NATL Insured, 5.625%, 8/01/28	2,030,000	2,031,137
Merged Area Redevelopment Project, Series B, XLCA Insured, 5.00%, 8/01/32	13,395,000	13,341,152
Series A, 6.50%, 8/01/18	10,000,000	11,649,700
Series B, 7.00%, 8/01/35	28,565,000	32,821,471
San Jose USD, COP, Refunding, AGMC Insured, zero cpn.,
1/01/27	7,105,000	2,953,193
1/01/29	7,105,000	2,571,726
San Jose USD Santa Clara County GO, Series A, AGMC Insured, 5.00%,
8/01/24	9,200,000	9,517,308
8/01/27	9,150,000	9,366,855
San Juan Basin Authority Lease Revenue, AMBAC Insured, 5.00%, 12/01/34	4,000,000	3,790,360
San Juan Bautista Water and Wastewater Revenue COP, Refunding, 6.25%, 10/01/43	7,330,000	7,902,326
San Juan USD, GO, Election of 1998, Series B, NATL Insured, zero cpn.,
8/01/26	15,825,000	7,060,166
8/01/27	18,605,000	7,730,005
8/01/28	19,470,000	7,611,407
San Luis Obispo County Financing Authority Revenue, Nacimiento Water Project, Series A,
NATL Insured, 5.00%, 9/01/32	12,500,000	12,822,125
San Marcos PFAR, Series A, ETM, 6.25%, 9/02/22	15,000,000	20,503,650
San Marcos Public Facilities Authority Revenue,
Refunding, 5.80%, 9/01/18	4,745,000	4,777,883
Senior Tax Increment Project Area 3, Series A, NATL Insured, Pre-Refunded, 5.80%,
10/01/30	8,035,000	8,196,905
San Mateo County Joint Powers Authority Lease Revenue, Capital Projects, Refunding,
Series A, AGMC Insured, 5.00%, 7/15/29	4,545,000	4,563,589
San Mateo Flood Control District COP, Colma Creek Flood Control Zone, AMBAC Insured,
5.00%, 8/01/39	6,555,000	6,146,230
San Mateo RDA Tax Allocation, Pre-Refunded, 5.60%, 8/01/25	10,185,000	10,623,566
San Mateo UHSD,
COP, Phase I Projects, Capital Appreciation, Series B, AMBAC Insured, zero cpn. to
12/15/19, 5.00% thereafter, 12/15/43	11,535,000	6,089,673
GO, Capital Appreciation, Election of 2000, Series B, NATL RE, FGIC Insured, zero cpn.,
9/01/22	5,000,000	2,981,550
GO, Election of 2000, Series A, FGIC Insured, Pre-Refunded, 5.00%, 9/01/25	13,865,000	14,460,363
San Ramon PFA Tax Allocation Revenue, NATL Insured, 5.30%, 2/01/28	18,360,000	18,380,012
San Ramon Valley Fire Protection District COP, XLCA Insured, 5.00%, 8/01/36	5,655,000	5,915,922
San Ramon Valley USD, GO, Election of 2002,
AGMC Insured, 5.40%, 3/01/28	27,410,000	29,624,454
NATL Insured, 5.00%, 8/01/25	9,215,000	10,208,008
NATL Insured, 5.00%, 8/01/28	14,770,000	16,172,411
Sanger USD, GO, Election of 2006, Series A, AGMC Insured, 5.00%, 8/01/27	6,000,000	6,459,180
[a]Santa Barbara Housing Authority Revenue, Refunding and Acquisition, 6.25%, 11/15/20	4,160,000	3,806,608
Santa Clara County Financing Authority Revenue, El Camino Hospital, Series B,
AMBAC Insured, 5.125%, 2/01/41	20,000,000	20,061,400
Santa Clara Housing Authority MFHR, Elena Gardens Apartments Project, Series A,
GNMA Secured, 6.40%, 6/20/35	5,265,000	5,271,423

	Semiannual Report | 37

Franklin California Tax-Free Income Fund

Statement of Investments, September 30, 2010 (unaudited) (continued)

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Santa Clara USD, COP, 5.375%, 7/01/31	$7,575,000	$7,797,326
Santa Clarita Community College District GO, Election of 2006, NATL Insured, 5.00%,
8/01/32	9,765,000	10,306,665
Santa Cruz City High School District GO, NATL Insured, 5.00%, 8/01/29	10,885,000	11,023,675
Santa Cruz County RDA Tax Allocation, 7.00%, 9/01/36	5,000,000	5,680,550
Santa Margarita Water District Special Tax, CFD No. 99-1, Pre-Refunded, 6.00%,
9/01/30	9,000,000	10,352,610
Santa Maria Bonita School District COP, NATL Insured, 7.00%, 3/01/16	325,000	332,937
Santa Maria Water and Wastewater Revenue, COP, Series A, AMBAC Insured, 5.55%,
8/01/27	21,000,000	22,052,520
Santee School District COP, Capital Improvement Project, Assured Guaranty, 5.50%,
10/01/48	15,460,000	16,434,444
Saugus USD, GO, Series B, AGMC Insured, Pre-Refunded, 5.00%, 8/01/29	5,000,000	5,908,150
School Facilities Financing Authority Revenue, Capital Appreciation, Grant Joint UHSD,
Series A, AGMC Insured, zero cpn., 8/01/42	49,000,000	7,019,740
Shafter Joint Powers Financing Authority Lease Revenue, Community Correctional Facility
Project, Series A,
5.95%, 1/01/11	425,000	426,513
6.05%, 1/01/17	5,135,000	5,153,640
Simi Valley USD, GO, Election of 2004, Series A, NATL Insured, Pre-Refunded, 5.00%,
8/01/26	6,000,000	6,936,840
Snowline Joint USD, CFD Special Tax, No. 2002-1, Series A,
5.30%, 9/01/29	1,615,000	1,477,870
5.40%, 9/01/34	2,000,000	1,794,900
Solano County COP, GO, NATL Insured, Pre-Refunded, 5.00%, 11/01/32	14,665,000	15,998,195
South Gate Utility Authority Revenue, Water and Sewer Systems Project, NATL RE,
FGIC Insured, 5.00%, 10/01/32	6,475,000	6,381,501
Southern California Public Power Authority Natural Gas Project Revenue, Project No. 1,
Series A, 5.00%, 11/01/33	17,500,000	16,986,375
Southern California Public Power Authority Power Project Revenue,
6.75%, 7/01/13	10,000,000	11,564,200
Series A, AMBAC Insured, ETM, zero cpn., 7/01/11	12,000,000	11,938,200
Series A, AMBAC Insured, ETM, zero cpn., 7/01/12	16,890,000	16,648,473
Series A, AMBAC Insured, ETM, zero cpn., 7/01/13	16,000,000	15,564,480
Southern California Public Power Authority Project Revenue, Magnolia Power Project,
Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/36	15,800,000	17,680,990
Southern California Public Power Authority Transmission Project Revenue, Southern
Transmission Project, 6.125%, 7/01/18	1,135,000	1,139,268
Stockton East Water District COP, Capital Appreciation, 1990 Project, Series B, zero cpn.,
4/01/16	103,885,000	83,139,165
Stockton Revenue, O’Connor Woods Housing Corp., Series A, 6.35%, 11/01/31	9,110,000	9,122,025
Stockton Revenue COP, Wastewater System Project, Refunding, Series A, NATL Insured,
5.20%, 9/01/29	19,160,000	19,175,136
Stockton USD, GO,
Election of 2000, NATL Insured, 5.00%, 1/01/27	5,030,000	5,116,969
NATL Insured, 5.00%, 1/01/28	5,335,000	5,418,119
Suisun City PFA Tax Allocation Revenue, Capital Appreciation Redevelopment Project,
Series A, zero cpn., 10/01/28	17,855,000	7,000,231

38 | Semiannual Report

Franklin California Tax-Free Income Fund

Statement of Investments, September 30, 2010 (unaudited) (continued)

Semiannual Report | 39

Franklin California Tax-Free Income Fund

Statement of Investments, September 30, 2010 (unaudited) (continued)

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
West Contra Costa USD, GO,
Election of 2002, Series C, NATL RE, FGIC Insured, 5.00%, 8/01/34	$11,605,000	$11,460,982
Series A, AGMC Insured, 5.00%, 8/01/35	12,000,000	12,403,800
West Covina PFA Lease Revenue, Big League Dreams Project, Series A, 5.00%,
6/01/30	4,200,000	4,369,512
6/01/36	5,045,000	5,182,123
West Kern Community College District COP, AMBAC Insured, 5.625%, 11/01/34	11,035,000	11,923,649
West Sacramento Financing Authority Special Tax Revenue, Series A, XLCA Insured, 5.00%,
9/01/34	5,000,000	4,409,500
Western Placer Unified School COP, Refinancing Project, Series B, Assured Guaranty,
5.125%, 8/01/47	10,275,000	10,463,135
Westlands Water District Revenue COP,
NATL Insured, 5.00%, 9/01/26	13,150,000	13,883,112
NATL Insured, 5.00%, 9/01/34	13,500,000	13,758,660
Series A, NATL Insured, 5.00%, 9/01/30	6,250,000	6,489,688
Series A, NATL Insured, 5.00%, 9/01/31	7,490,000	7,828,099
Series A, NATL Insured, 5.00%, 9/01/35	6,910,000	6,999,554
Westminster School District GO, Election of 2008, Series A-1, Assured Guaranty, 5.00%,
8/01/34	18,980,000	19,468,925
Whittier Health Facility Revenue, Presbyterian Intercommunity Hospital, Pre-Refunded,
5.60%, 6/01/22	14,285,000	15,593,649
5.75%, 6/01/31	28,000,000	30,634,240
William S. Hart UHSD, GO, Series A, NATL Insured, 5.00%, 9/01/27	8,685,000	9,040,130
Yuba Community College District GO,
Capital Appreciation, Election of 2006, Series B, AMBAC Insured, zero cpn., 8/01/39	7,075,000	1,187,185
Election of 2006, Series A, AMBAC Insured, 5.00%, 8/01/46	24,080,000	24,594,590
Yucaipa Valley Water District Water System Revenue COP, Series A, NATL Insured, 5.00%,
9/01/29	10,100,000	10,461,479
9/01/34	12,765,000	12,949,582
		13,049,595,346
U.S. Territories 8.3%
Puerto Rico 8.2%
Children’s Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds,
Refunding,
5.50%, 5/15/39	7,210,000	6,700,830
5.625%, 5/15/43	25,500,000	23,623,200
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A,
6.00%, 7/01/44	10,500,000	11,312,595
Puerto Rico Commonwealth GO,
Public Improvement, Refunding, Series A, 5.50%, 7/01/32	30,000,000	31,500,000
Public Improvement, Refunding, Series A, NATL Insured, 5.50%, 7/01/20	10,000,000	11,088,700
Public Improvement, Series A, 5.125%, 7/01/28	10,000,000	10,194,300
Public Improvement, Series A, 5.125%, 7/01/31	95,185,000	95,543,847
Public Improvement, Series A, 6.00%, 7/01/38	10,000,000	10,780,600
Public Improvement, Series A, Pre-Refunded, 5.00%, 7/01/27	14,525,000	15,686,855

40 | Semiannual Report

Franklin California Tax-Free Income Fund

Statement of Investments, September 30, 2010 (unaudited) (continued)

	Principal Amount	Value
Municipal Bonds (continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Commonwealth GO, (continued)
Public Improvement, Series A, Pre-Refunded, 5.125%, 7/01/31	$37,740,000	$39,097,130
Public Improvement, Series B, Pre-Refunded, 5.25%, 7/01/32	12,495,000	15,177,052
Public Improvement, Series B, Pre-Refunded, 5.00%, 7/01/35	21,200,000	25,458,868
Refunding, Series C, Sub Series C-7, NATL Insured, 6.00%, 7/01/27	21,000,000	22,951,530
Series A, 5.25%, 7/01/32	10,000,000	10,331,300
Series A, 5.25%, 7/01/33	8,800,000	9,065,848
Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue,
Series Y, Pre-Refunded, 5.00%, 7/01/36	63,000,000	75,656,070
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
Refunding, Series A, NATL Insured, 5.00%, 7/01/38	5,800,000	5,800,464
Refunding, Series N, FGIC Insured, 5.25%, 7/01/39	7,000,000	7,275,660
Series D, Pre-Refunded, 5.375%, 7/01/36	45,000,000	48,686,400
Series D, Pre-Refunded, 5.75%, 7/01/41	20,000,000	21,768,000
Series K, Pre-Refunded, 5.00%, 7/01/40	30,000,000	35,433,300
Series K, Pre-Refunded, 5.00%, 7/01/45	30,000,000	35,433,300
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, 5.00%,
7/01/46	20,000,000	20,004,400
Puerto Rico Convention Center District Authority Hotel Occupancy Tax Revenue, Series A,
AMBAC Insured, 5.00%, 7/01/31	8,000,000	8,023,120
Puerto Rico Electric Power Authority Power Revenue,
Series II, Pre-Refunded, 5.25%, 7/01/31	48,000,000	52,479,840
Series WW, 5.00%, 7/01/28	12,030,000	12,610,929
Series WW, 5.25%, 7/01/33	32,250,000	33,663,518
Series XX, 5.25%, 7/01/40	14,000,000	14,662,060
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
Revenue, Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26	6,800,000	6,855,624
Puerto Rico PBA Guaranteed Revenue, Government Facilities,
Refunding, Series D, 5.375%, 7/01/33	26,510,000	26,860,727
Refunding, Series M-3, NATL Insured, 6.00%, 7/01/24	21,535,000	23,832,138
Refunding, Series M-3, NATL Insured, 6.00%, 7/01/27	15,000,000	16,393,950
Refunding, Series M-3, NATL Insured, 6.00%, 7/01/28	10,000,000	10,888,500
Refunding, Series N, 5.00%, 7/01/37	50,000,000	49,923,000
Series D, Pre-Refunded, 5.375%, 7/01/33	73,490,000	79,510,301
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E,
Pre-Refunded, 5.50%, 8/01/29	129,995,000	138,315,980
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue,
Capital Appreciation, first sub., Series A, zero cpn. to 8/01/16, 6.75% thereafter,
8/01/32	80,000,000	68,913,600
first sub., Series A, 5.75%, 8/01/37	10,000,000	10,893,600
first sub., Series A, 5.375%, 8/01/39	10,000,000	10,581,500
first sub., Series A, 5.50%, 8/01/42	10,000,000	10,636,400
first sub., Series A, 6.00%, 8/01/42	8,000,000	8,840,720
first sub., Series C, 5.50%, 8/01/40	50,000,000	53,521,000
Series A, 5.25%, 8/01/57	10,000,000	10,513,700
		1,236,490,456

Semiannual Report | 41

Franklin California Tax-Free Income Fund

Statement of Investments, September 30, 2010 (unaudited) (continued)

	Principal Amount	Value
Municipal Bonds (continued)
U.S. Territories (continued)
U.S. Virgin Islands 0.1%
Virgin Islands PFAR, Virgin Islands Matching Fund Loan Note, Diageo Project, Series A,
6.75%, 10/01/37	$10,000,000	$11,441,500
Total U.S. Territories (Cost $1,138,311,604)		1,247,931,956
Total Municipal Bonds before Short Term Investments
(Cost $13,694,461,253)		14,297,527,302
Short Term Investments 3.5%
Municipal Bonds 3.5%
California 3.5%
[b]California Educational Facilities Authority Revenue, Chapman University, Refunding, Series A,
Daily VRDN and Put, 0.30%, 10/01/36	16,565,000	16,565,000
[b]California Health Facilities Financing Authority Revenue,
Adventist Health System West, Series B, Daily VRDN and Put, 0.25%, 9/01/38	14,215,000	14,215,000
Children’s Hospital Los Angeles, Series B, Daily VRDN and Put, 0.30%, 7/01/42	42,300,000	42,300,000
[b]California Infrastructure and Economic Development Bank Revenue,
Asian Art Museum Foundation, NATL Insured, Daily VRDN and Put, 0.34%, 6/01/34	39,810,000	39,810,000
Contemporary Jewish Museum, Daily VRDN and Put, 0.30%, 12/01/36	23,500,000	23,500,000
Pacific Gas and Electric Co., Refunding, Series A, Daily VRDN and Put, 0.27%,
11/01/26	24,800,000	24,800,000
Pacific Gas and Electric Co., Refunding, Series D, Daily VRDN and Put, 0.20%,
12/01/16	1,000,000	1,000,000
[b]California PCFA, PCR, Pacific Gas and Electric Co., Refunding, Series C, Daily VRDN and
Put, 0.29%, 11/01/26	3,604,000	3,604,000
[b]California State Department of Water Resources Power Supply Revenue, Series B,
Sub Series B-1, Daily VRDN and Put, 0.25%, 5/01/22	180,000	180,000
[b]California State Economic Recovery GO,
Refunding, Series C-1, Daily VRDN and Put, 0.26%, 7/01/23	27,100,000	27,100,000
Series C-3, Daily VRDN and Put, 0.24%, 7/01/23	71,855,000	71,855,000
Series C-4, Daily VRDN and Put, 0.25%, 7/01/23	9,800,000	9,800,000
[b]California State GO, Kindergarten,
Series A5, Daily VRDN and Put, 0.28%, 5/01/34	10,000,000	10,000,000
Series B1, Daily VRDN and Put, 0.26%, 5/01/34	19,000,000	19,000,000
Series B3, Daily VRDN and Put, 0.24%, 5/01/34	6,520,000	6,520,000
[b]California Statewide CDA Revenue,
Los Angeles County Museum Art Project, Refunding, Series D, Daily VRDN and Put,
0.25%, 12/01/34	1,900,000	1,900,000
North Peninsula Jewish Campus, Daily VRDN and Put, 0.30%, 7/01/34	15,175,000	15,175,000
University Retirement Community Project, Daily VRDN and Put, 0.25%, 11/15/38	6,300,000	6,300,000
[b]Irvine 1915 Act Special Assessment, Limited Obligation, AD No. 93-14, Daily VRDN and
Put, 0.24%, 9/02/25	19,775,000	19,775,000
[b]Irvine Ranch Water District Revenue, ID, Consolidated, Series B, Daily VRDN and Put,
0.25%, 10/01/41	13,300,000	13,300,000
[b]Los Angeles Department of Water and Power Revenue, Refunding, Series B-3, Daily VRDN
and Put, 0.29%, 7/01/34	22,700,000	22,700,000
[b]Los Angeles Department of Water and Power Waterworks Revenue, Series B, Sub Series B-2,
Daily VRDN and Put, 0.23%, 7/01/35	5,500,000	5,500,000

42 | Semiannual Report

Franklin California Tax-Free Income Fund

Statement of Investments, September 30, 2010 (unaudited) (continued)

	Principal Amount	Value
Short Term Investments (continued)
Municipal Bonds (continued)
California (continued)
[b]Metropolitan Water District of Southern California Waterworks Revenue,
Series B, Weekly VRDN and Put, 0.26%, 7/01/27	$2,800,000	$2,800,000
Series C-2, Daily VRDN and Put, 0.29%, 7/01/36	15,280,000	15,280,000
[b]Sacramento County Sanitation District Financing Authority Revenue, sub. lien, Sanitation
District, Refunding,
Series A, Daily VRDN and Put, 0.30%, 12/01/36	12,000,000	12,000,000
Series C, Daily VRDN and Put, 0.30%, 12/01/38	12,300,000	12,300,000
[b]Santa Clara Electric Revenue, sub. bond, Refunding, Series A, Daily VRDN and Put, 0.30%,
7/01/34	17,735,000	17,735,000
[b]Southern California Public Power Authority Power Project Revenue,
Mead-Adelanto Project, Refunding, Series A, Daily VRDN and Put, 0.25%, 7/01/20	46,740,000	46,740,000
Mead-Phoenix Project, Refunding, Series A, Daily VRDN and Put, 0.25%, 7/01/20	15,500,000	15,500,000
Total Short Term Investments (Cost $517,254,000)		517,254,000
Total Investments (Cost $14,211,715,253) 98.9%		14,814,781,302
Other Assets, less Liabilities 1.1%		169,902,474
Net Assets 100.0%		$14,984,683,776

See Abbreviations on page 55.

aSecurity has been deemed illiquid because it may not be able to be sold within seven days. At September 30, 2010, the aggregate value of these securities was $8,215,170, representing 0.05% of net assets. bVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 43

Franklin California Tax-Free Income Fund

Financial Statements

Statement of Assets and Liabilities
September 30, 2010 (unaudited)

44 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin California Tax-Free Income Fund

Financial Statements (continued)

Statement of Assets and Liabilities (continued)
September 30, 2010 (unaudited)

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 45

Franklin California Tax-Free Income Fund

Financial Statements (continued)

Statement of Operations
for the six months ended September 30, 2010 (unaudited)

46 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin California Tax-Free Income Fund

Financial Statements (continued)

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 47

Franklin California Tax-Free Income Fund

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin California Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company. The Fund offers four classes of shares: Class A, Class B, Class C, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund values its investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Fund’s Board of Trustees, the Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

b. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its income and net realized gains. As

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Franklin California Tax-Free Income Fund

Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued) b. Income Taxes (continued)

a result, no provision for U.S. federal income taxes is required. The Fund files U.S. income tax returns as well as tax returns in certain other jurisdictions. The Fund recognizes in its financial statements the effects including penalties and interest, if any, of a tax position taken on tax return (or expected to be taken) when it’s more likely than not (a greater than 50% probability), based on the technical merits, that the tax position will be sustained upon examination by the tax authorities. As of September 30, 2010, and for all open tax years, the Fund has determined that no provision for income tax is required in the Fund’s financial statements. Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation. The Fund is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax effects will significantly change in the next twelve months.

c. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

d. Insurance

The scheduled payments of interest and principal for each insured municipal security in the Fund are insured by either a new issue insurance policy or a secondary insurance policy. Some municipal securities in the Fund are secured by collateral guaranteed by an agency of the U.S. government. Insurance companies typically insure municipal bonds that tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, there is a risk that in the event of an issuer default, the insurer may not be able to fulfill its obligations under the terms of the policy.

Depending on the type of coverage, premiums for insurance are either added to the cost basis of the security or paid by a third party.

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Franklin California Tax-Free Income Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
e.	Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Guarantees and Indemnifications

Under the Fund’s organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

2. CAPITAL STOCK

At September 30, 2010, there were an unlimited number of shares authorized (without par value).

Transactions in the Fund’s shares were as follows:

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Franklin California Tax-Free Income Fund

Notes to Financial Statements (unaudited) (continued)

2. CAPITAL STOCK (continued)

	Six Months Ended		Year Ended
	September 30, 2010		March 31, 2010
	Shares	Amount	Shares	Amount
Advisor Class Shares:
Shares sold	14,551,897	$103,393,514	29,620,760	$199,953,550
Shares issued in reinvestment
of distributions	783,136	5,525,569	1,376,443	9,322,400
Shares redeemed	(6,437,807)	(45,505,965)	(9,571,362)	(65,435,775)
Net increase (decrease)	8,897,226	$63,413,118	21,425,841	$143,840,175

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

a. Management Fees

The Fund pays an investment management fee to Advisers based on the month-end net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	Over $15 billion, up to and including $17.5 billion
0.380%	Over $17.5 billion, up to and including $20 billion
0.360%	In excess of $20 billion

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

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Franklin California Tax-Free Income Fund

Notes to Financial Statements (unaudited) (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
c.	Distribution Fees

The Fund’s Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Fund’s Class B and C compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Reimbursement plans
Class A	0.10%
Compensation plans
Class B	0.65%
Class C	0.65%

d. Sales Charges/Underwriting Agreements

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated
broker/dealers	$1,333,155
Contingent deferred sales charges retained	$141,203

e. Transfer Agent Fees

For the period ended September 30, 2010, the Fund paid transfer agent fees of $1,968,188, of which $1,118,575 was retained by Investor Services.

4. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At March 31, 2010, the capital loss carryforwards were as follows:

Capital loss carryforwards expiring in:
2016	$18,263,066
2017	5,213,307
2018	19,023,015
$42,499,388

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Franklin California Tax-Free Income Fund

Notes to Financial Statements (unaudited) (continued)

4. INCOME TAXES (continued)

For tax purposes, realized capital losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At March 31, 2010, the Fund deferred realized capital losses of $8,598,324.

At September 30, 2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$14,204,887,323

Unrealized appreciation	$800,613,025
Unrealized depreciation	(190,719,046)
Net unrealized appreciation (depreciation)	$609,893,979

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of bond discounts.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales and bond discounts.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended September 30, 2010, aggregated $215,086,475 and $316,965,815, respectively.

6. CREDIT RISK

At September 30, 2010, the Fund had 6.3% of its portfolio invested in high yield or other securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

7. CONCENTRATION OF RISK

The Fund invests a large percentage of its total assets in obligations of issuers within California. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within California. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

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Franklin California Tax-Free Income Fund

Notes to Financial Statements (unaudited) (continued)

8. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively “Borrowers”), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $750 million (Global Credit Facility) which matures on January 21, 2011. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.10% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended September 30, 2010, the Fund did not use the Global Credit Facility.

9. REGULATORY AND LITIGATION MATTERS

During the period ended September 30, 2010, the Fund received $1,091,030 resulting from a settlement between the SEC and Advisers relating to market-timing activities, as previously reported in the Fund’s financial statements during the years ended March 31, 2005 through March 31, 2008. This payment is included in capital shares transactions on the Statements of Changes in Net Assets.

10. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical securities
  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

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Franklin California Tax-Free Income Fund

Notes to Financial Statements (unaudited) (continued)

10. FAIR VALUE MEASUREMENTS (continued)

At September 30, 2010, all of the Fund’s investments in securities carried at fair value were in Level 2 inputs.

11. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

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Franklin California Tax-Free Income Fund

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

56 | Semiannual Report

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Semiannual Report and Shareholder Letter

FRANKLIN CALIFORNIA

TAX-FREE INCOME FUND

Investment Manager
Franklin Advisers, Inc.

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®
franklintempleton. com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services. N/A

Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments. N/A

      Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)   Changes in Internal Controls.  There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b)   Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

By s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  November 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  November 24, 2010

By /s/GASTON GARDEY

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  November 24, 2010